Average Annual Total Returns{- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-14 - Fidelity International Real Estate Fund	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years	RT004 Past 1 year	RT004 Past 5 years	RT004 Past 10 years
Total	(0.72%)	8.01%	6.88%	(1.11%)	7.06%	5.66%	(0.21%)	6.00%	5.00%	1.33%	8.19%	6.82%	3.47%	8.50%	6.72%	5.80%	9.73%	7.87%	5.84%		12.21%	[1]	Oct. 02, 2018	8.02%	7.67%	5.69%	(6.11%)	5.54%	5.18%

[1]	(a)Since inception October 2, 2018.